Vessels, Port Terminals and Other Fixed Assets, Net 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2018	Jul. 31, 2018	Mar. 31, 2018	Jul. 13, 2017	Jun. 16, 2017
Property Plant And Equipment [Line Items]
Impairment loss and gain/(loss) on sale of vessels	$ (156,106)	$ (200,657)	$ (50,565)
Four dry bulk vessels held and used
Property Plant And Equipment [Line Items]
Impairment loss		179,186
Navios Magellan
Property Plant And Equipment [Line Items]
Disposal date	Dec. 31, 2018
Year Built	2000
Vessel capacity in DWT	74,333 dwt
Vessel sale price		6,950
Impairment loss and gain/(loss) on sale of vessels		(5,402)
Capitalized Cost, Impairment Loss		726
Navios Mars
Property Plant And Equipment [Line Items]
Year Built	2016
Vessel capacity in DWT	181,259 dwt
Navios Sphera
Property Plant And Equipment [Line Items]
Year Built	2016
Vessel capacity in DWT	84,872 dwt
Navios Mars and Navios Sphera
Property Plant And Equipment [Line Items]
Disposal date	Aug. 31, 2018
Vessel sale price				$ 79,000
Impairment loss and gain/(loss) on sale of vessels		(2,759)
Navios Achilles
Property Plant And Equipment [Line Items]
Disposal date	Jul. 31, 2018
Year Built	2001
Vessel capacity in DWT	52,063 dwt
Vessel sale price					$ 8,085
Impairment loss and gain/(loss) on sale of vessels		(6,595)
Capitalized Cost, Impairment Loss		584
Navios Herakles
Property Plant And Equipment [Line Items]
Disposal date	Mar. 31, 2018
Year Built	2001
Vessel capacity in DWT	52,061 dwt
Vessel sale price						$ 7,682
Impairment loss and gain/(loss) on sale of vessels		(6,715)
Capitalized Cost, Impairment Loss		$ 481
One dry bulk vessel held and used
Property Plant And Equipment [Line Items]
Impairment loss			32,930
Navios Ionian
Property Plant And Equipment [Line Items]
Disposal date	Jun. 16, 2017
Year Built	2000
Vessel capacity in DWT	52,067 dwt
Vessel sale price								$ 5,280
Impairment loss and gain/(loss) on sale of vessels			(9,098)
Capitalized Cost, Impairment Loss			551
Navios Horizon
Property Plant And Equipment [Line Items]
Disposal date	Jul. 13, 2017
Year Built	2001
Vessel capacity in DWT	50,346 dwt
Vessel sale price							$ 6,548
Impairment loss and gain/(loss) on sale of vessels			(5,141)
Capitalized Cost, Impairment Loss			$ 495